Lines of Credit and Debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) line_of_credit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Credit facilities available and undrawn				€ 426,600,000	$ 488,500,000
Syndicated multi-currency term loan | €				€ 400,000,000
Commitment fee calculation basis on applicable margin, percent	35.00%
Commitment fee paid	$ 1,000,000	$ 900,000
Deferred finance costs		12,400,000			$ 14,200,000
Interest expense on long-term debt	$ 61,200,000	43,600,000	$ 35,800,000
Minimum
Debt Instrument [Line Items]
Stated interest rate				0.40%	0.40%
Maximum
Debt Instrument [Line Items]
Stated interest rate				1.20%	1.20%
Syndicated Multi-Currency Revolving Credit Facility
Debt Instrument [Line Items]
Lines of credit		$ 0			$ 0
Four Credit Facilities
Debt Instrument [Line Items]
Credit facilities available and undrawn | €				€ 26,600,000
Number of lines of credit | line_of_credit	3
One Month
Debt Instrument [Line Items]
Interest period length	1 month
Two Months
Debt Instrument [Line Items]
Interest period length	2 months
Three Months
Debt Instrument [Line Items]
Interest period length	3 months
Six Months
Debt Instrument [Line Items]
Interest period length	6 months